Allowance for credit losses - Troubled debt restructuring according to their accruing status - Subnote (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable
Aggregated unpaid principal balance		$ 1,223,205
Mortgages
Financing Receivable
Aggregated unpaid principal balance		624,368
Mortgages | Guaranteed by us sponsored entities
Financing Receivable
Aggregated unpaid principal balance	$ 655,000	$ 625,000